Shareholder Report, Holdings (Details)	May 31, 2024
Advisor Class, HASAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	95.50%
Advisor Class, HASAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.50%
Institutional Class, HASIX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	95.50%
Institutional Class, HASIX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.50%
Investor Class, AAANX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	95.50%
Investor Class, AAANX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	4.50%
Advisor Class, ARAAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	98.00%
Advisor Class, ARAAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
Advisor Class, ARAAX | Purchased Options
Holdings [Line Items]
Percent of Total Investments	0.50%
Institutional Class, ACRIX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	98.00%
Institutional Class, ACRIX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
Institutional Class, ACRIX | Purchased Options
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, ARANX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	98.00%
Investor Class, ARANX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
Investor Class, ARANX | Purchased Options
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, AIHAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Institutional Class, AIRIX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, AIMNX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, HADUX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.10%
Advisor Class, HADUX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
Investor Class, HNDDX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.10%
Investor Class, HNDDX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
Advisor Class, HADRX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.50%
Advisor Class, HADRX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
Advisor Class, HADRX | Purchased Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Investor Class, HNDRX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.50%
Investor Class, HNDRX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.70%
Investor Class, HNDRX | Purchased Options
Holdings [Line Items]
Percent of Total Investments	0.80%
Advisor Class, USRTX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
Advisor Class, USRTX | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
Investor Class, USRAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.30%
Investor Class, USRAX | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.70%
Advisor Class, HESAX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
Advisor Class, HESAX | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
Investor Class, HESGX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.80%
Investor Class, HESGX | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.20%
Advisor Class, HTFAX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Investor Class, HTFNX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	100.00%
Advisor Class, HSMBX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.90%
Advisor Class, HSMBX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%
Investor Class, HSMNX | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.90%
Investor Class, HSMNX | Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.10%